SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE J — SHAREHOLDERS’ EQUITY

Restrictions on Subsidiary Dividends, Loans or Advances - South Carolina banking regulations restrict the amount of dividends that banks can pay to shareholders.  Any of the Bank’s dividends to the Company which exceed in amount the Bank’s current year-to-date earnings are subject to the prior approval of the South Carolina Commissioner of Banking.  The Bank incurred a loss for 2011; therefore as of December 31, 2011, no dividends were payable by the Bank without the consent of the Commissioner.  In addition, dividends paid by the banking subsidiary to the parent company would be prohibited if the effect thereof would cause the Bank’s capital to be reduced below applicable minimum capital requirements.  Under Federal Reserve Board regulations, the amounts of loans or advances from the Bank to the Company are generally limited to 10% of the Bank’s capital stock and surplus on a secured basis.  The terms of the Company’s outstanding preferred stock also restrict the Company’s ability to pay cash dividends to holders of the common stock.  See “Preferred Stock” below.

Stock Dividends — 5% stock dividends were declared for stockholders of record on each of December 16, 2011, December 16, 2010 and December 15, 2009.  All per share information has been retroactively adjusted to give effect to the stock dividends.

Accumulated Other Comprehensive Income (Loss) - As of December 31, 2011 and 2010, accumulated other comprehensive income (loss) included as a component of shareholders’ equity in the accompanying consolidated balance sheets consisted of accumulated changes in the unrealized holding gains and (losses) on available-for-sale securities, net of income tax effects, amounting to $1,536,431 and $110,522, respectively.

Preferred Stock — On January 27, 2009, the Company’s shareholders approved revisions to its articles of incorporation authorizing the issuance of up to 10,000,000 shares of preferred stock in one or more series with the preferences, limitations and relative rights of each series to be determined by the Company’s Board of Directors before any such series is issued. The Company sought this authorization originally in anticipation of accepting funds from the Troubled Assets Relief Program.  The Company applied for such funds, but, after receiving preliminary approval, ultimately withdrew its application and declined such funds due to continuing uncertainties, including restrictions on use of the funds and reporting requirements, among others.  Subsequently, the Company offered to its directors up to 5,000 shares of Series A preferred stock, of which 3,150 shares were issued in exchange for proceeds of $3,126,215, net of issuance costs of $23,785.  The preferred shares, which were issued on December 31, 2009, have a liquidation preference of $1,000 each.  Dividends on these non-voting preferred shares accumulate at 5% per annum and, under the terms of the preferred stock, no cash dividends may be declared or become payable on common shares unless all of the accumulated preferred dividends have been paid.

Earnings (Loss) per Common Share - Net income (loss) per common share and net income (loss) per common share, assuming dilution, were computed as follows:

	Years Ended December 31,
	2011	2010	2009
Net income (loss) per common share, basic
Numerator - net income (loss) available to common shareholders	$(3,579,540)	$935,710	$1,100,714
Denominator
Weighted average common shares issued and outstanding	4,168,084	4,171,399	4,171,507
Net income (loss) per common share, basic	$(.86)	$.22	$.26

Net income (loss) per common share, assuming dilution
Numerator - net income (loss) available to common shareholders	$(3,579,540)	$935,710	$1,100,714
Denominator
Weighted average common shares issued and outstanding	4,168,084	4,171,399	4,171,507
Effect of dilutive stock options	—	—	—
Total shares	4,168,084	4,171,399	4,171,507
Net income (loss) per common share, assuming dilution	$(.86)	$.22	$.26

For the years ended December 31, 2011, 2010 and 2009, respectively, the number of anti-dilutive stock options excluded from the calculation of net income (loss) per common share, assuming dilution were 235,210, 324,543 and 401,323.  If the market price of the Company’s common stock increases sufficiently, such shares may be included in future calculations of earnings per common share, assuming dilution.

Regulatory Capital - All bank holding companies and banks are subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, bank holding companies and banks must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices.  Capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios set forth in the table below of Total and Tier 1 Capital, as defined in the regulations, to risk weighted assets, as defined, and of Tier 1 Capital, as defined, to average assets, as defined.  Management believes, as of December 31, 2011 and 2010, that the Company and the Bank exceeded all capital adequacy minimum requirements.

As of December 31, 2011, the most recent notification from the FDIC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action.  To be categorized as well capitalized as defined in the Federal Deposit Insurance Act, the Bank must maintain minimum total risk-based, Tier 1 risk-based, and Tier 1 leverage ratios as set forth in the table.  Federal regulators may also categorize the Bank as less than well capitalized based on subjective criteria, and require higher minimum capital ratios.  There are no conditions or events since that notification that management believes have changed the Bank’s category.  Bank holding companies with higher levels of risk, or that are experiencing or anticipating significant growth, are expected by the Federal Reserve to maintain capital well above the minimums.  The Company’s and the Bank’s actual capital amounts and ratios are also presented in the table.

			Minimum for		Minimum to be
	Actual		Capital Adequacy		Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
December 31, 2011
The Company
Total Capital to risk weighted assets	$44,661	16.4%	$21,840	8.0%	NA	NA
Tier 1 Capital to risk weighted assets	$41,249	15.1%	$10,920	4.0%	NA	NA
Tier 1 Capital to average assets (leverage)	$41,249	8.6%	$19,187	4.0%	NA	NA
Community First Bank
Total Capital to risk weighted assets	$39,932	14.8%	$21,535	8.0%	$26,919	10.0%
Tier 1 Capital to risk weighted assets	$36,567	13.6%	$10,767	4.0%	$16,151	6.0%
Tier 1 Capital to average assets (leverage)	$36,567	7.6%	$19,187	4.0%	$23,984	5.0%

December 31, 2010
The Company
Total Capital to risk weighted assets	$48,603	15.7%	$24,753	8.0%	NA	NA
Tier 1 Capital to risk weighted assets	$44,712	14.5%	$12,377	4.0%	NA	NA
Tier 1 Capital to average assets (leverage)	$44,712	8.8%	$20,235	4.0%	NA	NA
Community First Bank
Total Capital to risk weighted assets	$43,340	14.2%	$24,445	8.0%	$30,556	10.0%
Tier 1 Capital to risk weighted assets	$39,497	12.9%	$12,222	4.0%	$18,334	6.0%
Tier 1 Capital to average assets (leverage)	$39,497	7.9%	$20,083	4.0%	$25,104	5.0%

Stock Options - In 1998, the Company’s shareholders approved the 1998 Stock Option Plan under which an aggregate of 867,223 shares (adjusted for subsequent stock dividends and a stock split) of the Company’s authorized but unissued common stock was reserved for possible issuance pursuant to the exercise of stock options.  Generally, options could be granted to directors, officers and employees under terms and conditions, including expiration date, exercise price, and vesting as determined by the Board of Directors.  Although some options granted under the 1998 Plan can still be exercised, no further options may be granted.  For all stock options granted under the 1998 Plan, the exercise price was the fair market value of the Company’s common stock on the date the option was granted as determined by the Board of Directors.  Options terminate according to the conditions of the grant, not to exceed 10 years from the date of grant.  The expiration of the options accelerates upon the optionee’s termination of employment with the Company or death, and vesting of options accelerates upon a change in control of the Company, in accordance with the provisions of the 1998 Plan.

Transactions under the 1998 plan during 2011 are summarized as follows:

	Year Ended December 31, 2011
	Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
	(Dollars in thousands, except per share)
Outstanding at beginning of year	324,543	$11.26
Granted	—	—
Exercised	—	—
Forfeited or expired	(89,333)	10.30
Outstanding at end of year	235,210	$11.62	2.59	$—

Options outstanding and expected to vest	235,210	$11.62	2.59	$—

Options exercisable at year-end	235,210	$11.62	2.59	$—

Numbers of shares and exercise prices have been adjusted in the table above for a 5% stock dividend effective December 16, 2011.

The aggregate intrinsic value of a stock option in the table above represents the pre-tax intrinsic value (the amount, if any, by which the current fair value of the underlying stock exceeds the amount required to exercise the options) that would have been received by the option holder had all option holders exercised their options on December 31, 2011.  At that date, the exercise prices of all of the Company’s outstanding options exceeded the fair value of the Company’s stock.